TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inversiones Costa Verde Ltda. y CPA [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		96.810.370-9
Related party		Inversiones Costa Verde Ltda. y CPA.
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Tickets sales
Transaction amount with related parties		$ 28	$ 16	$ 16
Currency		CLP
Inversiones Costa Verde Ltda. y CPA [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	[1]	Loans received (*)
Transaction amount with related parties		$ (100,013)
Currency		CLP
Inversiones Costa Verde Ltda. y CPA. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions	[1]	Interest accrued (*)
Transaction amount with related parties		$ (5,700)
Currency		CLP
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		78.591.370-1
Related party		Bethia S.A and subsidiaries
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Services provided of cargo transport
Transaction amount with related parties			556	1,778
Currency		CLP
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Services received from National and International Courier
Transaction amount with related parties			(3)	(85)
Currency		CLP
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Sales commissions
Transaction amount with related parties			(218)	(821)
Currency		CLP
Bethia S.A and subsidiaries [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Services received advertising
Transaction amount with related parties			(726)	(1,025)
Currency		CLP
Granja Marina Tornagaleones S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		87.752.000-5
Related party		Granja Marina Tornagaleones S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Chile
Nature of related parties transactions		Services provided
Transaction amount with related parties		$ 13	61	51
Currency		CLP
Parque de Chile S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		76.335.600-0
Related party		Parque de Chile S.A.
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Tickets sales
Transaction amount with related parties			9	20
Currency		CLP
Rio Dulce S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		96.989.370-3
Related party		Rio Dulce S.A.
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Tickets sales
Transaction amount with related parties		$ 5		18
Currency		CLP
Patagonia Seafarms INC [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		Foreign
Related party		Patagonia Seafarms INC
Nature of relationship with related parties		Related director
Country of origin		U.S.A
Nature of related parties transactions		Services provided of cargo transport
Transaction amount with related parties		$ 40
TAM Aviação Executiva e Taxi Aéreo S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		Foreign
Related party		TAM Aviao Executiva e Taxi Areo S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Brazil
Nature of related parties transactions		Services provided
TAM Aviação Executiva e Taxi Aéreo S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Services provided of cargo transport
Transaction amount with related parties		$ 13	58	62
Currency		BRL
TAM Aviação Executiva e Taxi Aéreo S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Services received
Transaction amount with related parties			2	8
Currency		BRL
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		Foreign
Related party		Qatar Airways
Nature of relationship with related parties		Indirect shareholder
Country of origin		Qatar
Nature of related parties transactions		Services provided by aircraft lease
Transaction amount with related parties		$ 22,215	39,528	21,321
Currency		US$
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Interlineal received service
Transaction amount with related parties		$ (4,736)	(2,050)	(6,345)
Currency		US$
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Interlineal provided service
Transaction amount with related parties		$ 3,141	3,739	8,635
Currency		US$
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Services provided of handling
Transaction amount with related parties		$ 1,246	1,106	1,392
Currency		US$
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Compensation for early return of aircraft
Transaction amount with related parties		$ 9,240
Currency		US$
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Services provided / received others
Transaction amount with related parties		$ 1,160	996	1,805
Currency		US$
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		Foreign
Related party		Delta Air Lines, Inc.
Nature of relationship with related parties		Shareholder
Country of origin		U.S.A
Nature of related parties transactions		Interlineal received service
Transaction amount with related parties		$ (4,160)
Currency		US$
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Interlineal provided service
Transaction amount with related parties		$ 4,357
Currency		US$
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Compensation for cancellation of aircraft purchase
Transaction amount with related parties		$ 62,000
Currency		US$
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Compensation for cancellation of aircraft purchase
Transaction amount with related parties		$ 3,310
Currency		US$
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions		Compensation for cancellation of aircraft purchase
Transaction amount with related parties		$ 30
Currency		US$
QA Investments Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		Foreign
Related party		QA Investments Ltd
Nature of relationship with related parties		Common shareholder
Country of origin		Jersey Channel Islands
Nature of related parties transactions	[1]	(*)Loans received
Transaction amount with related parties		$ (125,016)
Currency		US$
QA Investments Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	[1]	(*)Interest accrued
Transaction amount with related parties		$ (7,125)
Currency		US$
QA Investments 2 Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		Foreign
Related party		QA Investments 2 Ltd
Nature of relationship with related parties		Common shareholder
Country of origin		Jersey Channel Islands
Nature of related parties transactions	[1]	(*)Loans received
Transaction amount with related parties		$ (125,016)
Currency		US$
QA Investments 2 Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	[1]	(*)Interest accrued
Transaction amount with related parties		$ (7,125)
Currency		US$
Lozuy S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Tax No.		Foreign
Related party		Lozuy S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Uruguay
Nature of related parties transactions	[1]	(*)Loans received
Transaction amount with related parties		$ (25,003)
Currency		US$
Lozuy S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of related party transactions [Line Items]
Nature of related parties transactions	[1]	(*)Interest accrued
Transaction amount with related parties		$ (1,425)
Currency		US$

[1]	Corresponding to DIP tranche C.